DEAN WITTER LIMITED TERM MUNICIPAL TRUST               Two World Trade Center,
LETTER TO THE SHAREHOLDERS September 30, 1996          New York, New York 10048


DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Dean Witter Limited Term Municipal Trust for the six-month period ended September 30, 1996.

Stronger economic growth and the potential threat of inflation shifted the tone of the fixed-income markets from bullish to bearish in early 1996. This change in market psychology was confirmed in March, when a surprisingly large increase in payroll employment was reported. Other indicators of economic activity and rising commodity prices added to this concern. As a result, investors anticipated that the Federal Reserve Board might reverse its pattern of reductions in the federal-funds rate which began in 1995. The bond market reacted to these expectations by pushing long-term yields higher. More than three-quarters of the rise was attributed to market weakness on the days that strong monthly employment figures were reported.

MUNICIPAL MARKET CONDITIONS

Between August 1995 and February 1996, intermediate-term yields, as measured by 10-year double "A" rated general obligation bonds, declined 65 basis points from
5.15 percent to 4.50 percent. Yields subsequently moved higher, reaching 5.40 percent in June. By September, yields stood at 5.05 percent. Comparatively, yields on 1-year municipal notes increased from 3.30 percent to 3.85 percent over the six-month period. In September, the yield curve pickup for extending maturities from 1 to 10 years was 120 basis points.

As the risk diminished that flat-tax proposals would cause a radical change in the tax code, tax-exempt bonds outperformed U.S. Treasury securities. The ratio of 10-year double "A" rated general obligation bond yields to 10-year U.S. Treasury yields, which began the year at 85 percent, declined to 76 percent by the end of September. A declining ratio means that municipal bond prices were stronger than U.S. Treasury prices.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

The municipal market also benefited from steady demand. In addition to regular maturities and calls for redemption this year, it has been estimated that investors also face the retirement of more than $60 billion of previously refunded debt. On the supply side, new issues increased 19 percent to $128 billion during the first nine months of 1996. However, as interest rates rose, underwritings were frequently postponed and the pace of activity slowed.

FUND PERFORMANCE AND PORTFOLIO STRUCTURE

Dean Witter Limited Term Municipal Trust's total return for the six months ended September 30, 1996, was 1.84 percent. Tax-free dividends totaling approximately $0.20 per share were distributed. At the conclusion of the period, the Fund's 30-day SEC yield was 4.00 percent and its distribution rate was 3.91 percent.

Although the Fund experienced moderate redemptions during the period, the portfolio's coupon and maturity structure was maintained. At the end of September, intermediate-term municipal bonds represented 91 percent of net assets and short-term investments represented eight percent. The portfolio was diversified among 14 sectors and 38 separate issuers. The five largest municipal sectors at the end of the period were: general obligation, education, hospital, transportation and water/sewer. These sectors represented half of the Fund's investments. The portfolio's weighted average maturity and duration were 6.8 years and 5.5 years, respectively. Bonds subject to the alternative minimum tax
(AMT) accounted for 16 percent of net assets. At the end of September the Fund had net assets of $65.5 million. The portfolio also maintained high


CREDIT RATINGS as of September 30, 1996
(% of Total Long-Term Portfolio)

A or A               34%
Aaa or AAA           31%
Aa or AA             24%
Baa or BBB            8%
Not Rated             3%

As measured by Standard & Poor's Corp. at Moody's Investers Services, Inc.

FIVE LARGEST SECTORS as of September 30, 1996
(% of Net Assets)

Education            11%
General Obligations  11%
Water  &Sewer        10%
Hospital              9%
Transportation        9%
Other                50%

Portfolio Stracture is subject to change

DEAN WITTER LIMITED TERM MUNICIPAL TRUST quality with an average rating of double "A", as measured by Moody's Investors Service, Inc. or Standard & Poor's Corp.

LOOKING AHEAD

The balance between the supply of new issues and demand created by maturities are expected to remain positive for the municipal market. Ten-year double "A" rated general obligation municipal bonds currently yield 76 percent of the yield on U.S. Treasury securities and may be expected to move in tandem with the Treasury market. Although municipal performance relative to Treasuries has improved, tax-exempt bonds could again be affected by market uncertainty if new tax-reduction proposals surface.

We appreciate your ongoing support of Dean Witter Limited Term Municipal Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited)

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS (90.6%)
              General Obligation (10.6%)
 $ 2,000      Wilmington, Delaware, Refg Ser 1993 B (FGIC).............................     4.60 %    07/01/04     $ 1,951,220
   1,000      Honolulu, Hawaii, Refg Ser 1993 B........................................     5.00      10/01/03       1,010,590
   1,000      Rosemont, Illinois, Ser 1993 B...........................................     5.30      12/01/04       1,011,820
   2,000      Massachusetts, Refg Ser 1993 C...........................................     4.80      08/01/03       1,989,520
   1,000      Massillon City School District, Ohio, Refg Ser 1994 (AMBAC)..............     4.70      12/01/05         970,210
 -------                                                                                                             ---------
   7,000                                                                                                             6,933,360
 -------                                                                                                             ---------
              Educational Facilities Revenue (10.6%)
   1,500      University of Delaware, Ser 1993.........................................     4.90      11/01/02       1,507,770
   1,500      Massachusetts Health & Educational Facilities Authority, Boston College
               Ser K...................................................................     4.80      06/01/04       1,483,050
   2,000      University of Minnesota, Ser 1993 A......................................     4.80      08/15/03       1,976,880
   2,000      New York State Dormitory Authority, State University Ser 1993 B..........     5.25      05/15/05       1,967,240
 -------                                                                                                             ---------
   7,000                                                                                                             6,934,940
 -------                                                                                                             ---------
              Electric Revenue (4.5%)
   1,000      Salt River Project Agricultural Improvement & Power District, Arizona,
               Refg Ser 1993 B.........................................................     4.75      01/01/03         997,790
   2,000      San Antonio, Texas, Electric & Gas Refg Ser 1994.........................     4.70      02/01/05       1,943,440
 -------                                                                                                             ---------
   3,000                                                                                                             2,941,230
 -------                                                                                                             ---------
              Hospital Revenue (9.0%)
   2,000      California Statewide Communities Development Authority, Cedars-Sinai
               Medical Center Ser 1993.................................................     4.70      11/01/03       1,970,340
   1,000      Michigan Hospital Finance Authority, McLaren Obligated Group Ser 1993 A..     5.00      10/15/04         970,990
   1,000      Murray, Utah, IHC Hospitals Inc Refg Ser 1993 (AMBAC)....................     5.00      05/15/04       1,002,460
   1,000      Fairfax County Industrial Development Authority, Virginia, Inova Health
               System Foundation Refg Ser 1993 A.......................................     4.70      08/15/04         968,970
   1,000      Wisconsin Health & Educational Facilities Authority, Hospital Sisters
               Services Ser 1993 (MBIA)................................................     5.00      06/01/03         998,810
 -------                                                                                                             ---------
   6,000                                                                                                             5,911,570
 -------                                                                                                             ---------
              Industrial Development/Pollution Control Revenue (4.6%)
   1,000      Massachusetts Industrial Finance Agency, Eastern Edison Co Refg Ser
               1993....................................................................     5.875     08/01/08         969,430
   2,000      Greenwood, Wisconsin, Land O'Lakes Inc (AMT).............................     5.50      09/01/03       2,015,660
 -------                                                                                                             ---------
   3,000                                                                                                             2,985,090
 -------                                                                                                             ---------
              Mortgage Revenue - Multi-Family (3.2%)
   2,130      Wisconsin Housing & Economic Development Authority, Ser 1993 B (AMT).....     5.10      11/01/03       2,116,922
 -------                                                                                                             ---------
              Mortgage Revenue - Single Family (3.0%)
   2,000      Connecticut Housing Finance Authority, 1993 Subser F-1...................     4.90      05/15/04       1,996,860
 -------                                                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              Public Facilities Revenue (8.0%)
 $ 1,400      St Paul Housing & Redevelopment Authority, Minnesota, Civic Center Ser
               1993....................................................................     4.80 %    11/01/03     $ 1,407,462
   2,000      Regional Convention & Sports Complex Authority, Missouri, Refg Ser A
               1993....................................................................     4.75      08/15/04       1,927,320
   2,000      Ohio Building Authority, Correctional Refg 1994 Ser A....................     4.65      10/01/04       1,943,760
 -------                                                                                                             ---------
   5,400                                                                                                             5,278,542
 -------                                                                                                             ---------
              Resource Recovery Revenue (3.1%)
   2,000      Northeast Maryland Waste Disposal Authority, Montgomery County Ser 1993 A
 -------       (AMT)...................................................................     5.50      07/01/01       2,047,620
                                                                                                                     ---------
              Student Loan Revenue (6.1%)
   2,000      Montana Higher Education Student Assistance Corporation, Senior Ser 1993
               B (AMT).................................................................     5.10      12/01/01       2,014,120
   2,000      South Carolina Education Assistance Authority, Ser 1993 A-1 (AMT)........     5.00      09/01/03       1,979,200
 -------                                                                                                             ---------
   4,000                                                                                                             3,993,320
 -------                                                                                                             ---------
              Tax Allocation (6.0%)
   1,910      Pleasanton Joint Powers Financing Authority, California, Reassessment Ser
               1993 A..................................................................     5.60      09/02/00       1,949,594
   2,000      Sacramento Financing Authority, California, Refg Ser 1993 A (AMBAC)......     4.85      11/01/04       1,982,520
 -------                                                                                                             ---------
   3,910                                                                                                             3,932,114
 -------                                                                                                             ---------
              Transportation Facilities Revenue (9.0%)
   1,000      Delaware River & Bay Authority, Delaware & New Jersey, Ser 1993+.........     4.50      01/01/04         965,110
   2,000      Washington Metropolitan Area Transit Authority, District of Columbia,
               Maryland and Virginia, Refg Ser 1993 (FGIC)++...........................     4.90      01/01/05       1,975,560
   1,000      Chicago, Illinois, Chicago-O'Hare Int'l Airport Refg Ser 1993 A..........     4.80      01/01/05         958,840
   2,000      Harris County, Texas, Toll Road Refg Ser 1994 (AMBAC)....................     4.85      08/15/05       1,967,920
 -------                                                                                                             ---------
   6,000                                                                                                             5,867,430
 -------                                                                                                             ---------
              Water & Sewer Revenue (9.8%)
   1,000      Atlanta, Georgia, Water & Sewer Ser 1993.................................     4.50      01/01/04         966,870
   1,000      Massachusetts Water Resources Authority, Ser 1993 C......................     5.25      12/01/06         997,590
   1,000      New York City Municipal Water Finance Authority, New York, Ser 1994 B....     5.125     06/15/04       1,001,500
   1,500      Pittsburgh Water & Sewer Authority, Pennsylvania, Refg Ser 1993 A
               (FGIC)..................................................................     4.60      09/01/03       1,469,325
   2,000      Southeastern Public Service Authority, Virginia, Regional Solid Waste
               Refg Ser 1993 A (MBIA)..................................................     4.70      07/01/04       1,959,680
 -------                                                                                                             ---------
   6,500                                                                                                             6,394,965
 -------                                                                                                             ---------
              Other Revenue (3.1%)
   2,000      Pennsylvania Intergovernmental Cooperation Authority, Special Tax Ser
 -------       1993 (FGIC).............................................................     5.05      06/15/04       2,004,360
                                                                                                                     ---------
  59,940      TOTAL MUNICIPAL BONDS (Identified Cost $59,631,352).............................................      59,338,323
 -------                                                                                                             ---------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS September 30, 1996 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                                  COUPON     MATURITY
THOUSANDS                                                                                   RATE        DATE          VALUE
------------------------------------------------------------------------------------------------------------------------------
              SHORT-TERM MUNICIPAL OBLIGATION (8.1%)
 $ 3,100      Chicago, Illinois, Chicago-O'Hare Int'l Airport American Airlines Inc.
               Ser 1983 C (Demand 10/01/96)............................................     4.00*%    12/01/17     $ 3,100,000
   2,200      Louisiana Offshore Terminal Authority, LOOP Inc. 1992 A (Demand
               10/01/96)...............................................................     3.70*     09/01/08       2,200,000
 -------                                                                                                           -----------
   5,300      TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS (Identified Cost $5,300,000).............................       5,300,000
 -------
                                                                                                                   -----------
 $65,240      TOTAL INVESTMENTS (Identified Cost $64,931,352) (a)....................................    98.7%      64,638,323
 =======
              CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES...........................................    1.3         860,120
                                                                                                        ------     -----------
              NET ASSETS..............................................................................  100.0%     $65,498,443
                                                                                                        ======     ===========

---------------------

     AMT      Alternative Minimum Tax.
      +       Joint exemption in Delaware and New Jersey.
      ++      Exemption in District of Columbia, Maryland and Virginia.
      *       Current coupon of variable rate security.
     (a)      The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation was
              $221,837 and the aggregate gross unrealized depreciation was
              $514,866, resulting in net unrealized depreciation of $293,029.
Bond Insurance:
    AMBAC     AMBAC Indemnity Corporation.
     FGIC     Financial Guaranty Insurance Company.
     MBIA     Municipal Bond Investors Assurance Corporation.

--------------------------------------------------------------------------------

                       GEOGRAPHIC SUMMARY OF INVESTMENTS
              Based on Market Value as a Percentage of Net Assets
                               September 30, 1996

Arizona..................  1.5%
California...............  9.0
Connecticut..............  3.0
Delaware.................  6.8
District of Columbia.....  3.0
Georgia..................  1.5
Hawaii...................  1.5
Illinois.................  7.7
Louisiana................  3.4
Maryland.................  6.1%
Massachusetts............  8.5
Michigan.................  1.5
Minnesota................  5.2
Missouri.................  2.9
Montana..................  3.1
New York.................  4.5
New Jersey...............  1.5
Ohio.....................  4.4
Pennsylvania.............  5.3%
South Carolina...........  3.0
Texas....................  6.0
Utah.....................  1.5
Virginia.................  4.5
Wisconsin................  7.8
Joint Exemptions......... (4.5)
                          ----
Total.................... 98.7%
                          ====

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
September 30, 1996 (unaudited)
ASSETS:
Investments in securities, at value
 (identified cost $64,931,352).........................................    $64,638,323
Cash...................................................................         98,651
Receivable for:
    Interest...........................................................        814,297
    Investments sold...................................................        100,918
Deferred organizational expenses.......................................         56,258
Prepaid expenses.......................................................         28,527
                                                                           -----------
    TOTAL ASSETS.......................................................     65,736,974
                                                                           -----------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased..........................        112,404
    Dividend to shareholders...........................................         28,037
    Investment advisory fee............................................         27,603
Accrued expenses and other payables....................................         70,487
                                                                           -----------
    TOTAL LIABILITIES..................................................        238,531
                                                                           -----------
NET ASSETS:
Paid-in-capital........................................................     74,606,649
Net unrealized appreciation............................................       (293,029)
Accumulated net realized loss..........................................     (8,815,177)
                                                                           -----------
    NET ASSETS.........................................................    $65,498,443
                                                                           ===========
NET ASSET VALUE PER SHARE,
 6,595,460 shares outstanding
 (unlimited shares authorized of $.01 par value).......................          $9.93
                                                                                 =====

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

STATEMENT OF OPERATIONS
For the six months ended September 30, 1996 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.........................................................    $1,664,604
                                                                            ----------
EXPENSES
Investment management fee...............................................       168,956
Professional fees.......................................................        27,783
Registration fee........................................................        27,595
Shareholder reports and notices.........................................        24,778
Transfer agent fees and expenses........................................        20,935
Organizational expenses.................................................        15,888
Trustees' fees and expenses.............................................        10,255
Custodian fees..........................................................         4,843
Other...................................................................         5,490
                                                                            ----------
    TOTAL EXPENSES BEFORE EXPENSE OFFSET................................       306,523
    LESS: EXPENSE OFFSET................................................        (4,832)
                                                                            ----------
    TOTAL EXPENSES AFTER EXPENSE OFFSET.................................       301,691
                                                                            ----------
    NET INVESTMENT INCOME...............................................     1,362,913
                                                                            ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss.......................................................      (244,109)
Net change in unrealized depreciation...................................        49,425
                                                                            ----------
    NET LOSS............................................................      (194,684)
                                                                            ----------
NET INCREASE............................................................    $1,168,229
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                            FOR THE SIX          FOR THE YEAR
                                                            MONTHS ENDED            ENDED
                                                         SEPTEMBER 30, 1996     MARCH 31, 1996
--------------------------------------------------------------------------------------------------
                                                            (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................       $  1,362,913         $   3,288,222
Net realized loss....................................           (244,109)             (204,169)
Net change in unrealized depreciation................             49,425             3,701,666
                                                            ------------         -------------
    NET INCREASE.....................................          1,168,229             6,785,719
Dividends from net investment income.................         (1,379,357)           (3,271,778)
Net decrease from transactions in shares of
 beneficial interest.................................         (7,056,364)          (16,247,458)
                                                            ------------         -------------
    TOTAL DECREASE...................................         (7,267,492)          (12,733,517)
NET ASSETS:
Beginning of period..................................         72,765,935            85,499,452
                                                            ------------         -------------
    END OF PERIOD
    (Including undistributed net investment income of
    $0 and $16,444, respectively)....................       $ 65,498,443         $  72,765,935
                                                            ============         =============

        SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Limited Term Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital and prescribed standards of quality and maturity. The Fund seeks to achieve this objective by investing primarily in intermediate term, investment grade municipal securities. The Fund was organized as a Massachusetts business trust on February 25, 1993 and commenced operations on July 12, 1993.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of $141,529 which were reimbursed exclusive of $12,651 which was absorbed by the Investment Manager. Such expenses have been deferred and are being amortized by the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.50% to the Fund's net assets determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 1996 aggregated $11,325,515 respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager, is the Fund's transfer agent. At September 30, 1996, the Fund had transfer agent fees and expenses payable of approximately $11,000.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS September 30, 1996 (unaudited) continued

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,418. At September 30, 1996, the Fund had an accrued pension liability of $18,090 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                          FOR THE SIX                       FOR THE YEAR
                                                                         MONTHS ENDED                           ENDED
                                                                      SEPTEMBER 30, 1996                   MARCH 31, 1996
                                                                  ---------------------------        ---------------------------
                                                                          (unaudited)
                                                                    SHARES          AMOUNT             SHARES          AMOUNT
                                                                  ----------     ------------        ----------     ------------
Sold..........................................................     1,188,175     $ 11,727,079         4,179,668     $ 41,325,172
Reinvestment of dividends.....................................       107,280        1,061,286           252,716        2,510,255
                                                                  ----------     ------------        ----------     ------------
                                                                   1,295,455       12,788,365         4,432,384       43,835,427
Repurchased...................................................    (2,010,478)     (19,844,729)       (6,068,284)     (60,082,885)
                                                                  ----------     ------------        ----------     ------------
Net decrease..................................................      (715,023)    $ (7,056,364)       (1,635,900)    $(16,247,458)
                                                                  ==========     ============        ==========     ============

5. FEDERAL INCOME TAX STATUS

At March 31, 1996, the Fund had a net capital loss carryover of approximately $8,571,000 of which $4,630,000 will be available through March 31, 2003 and $3,941,000 will be available through March 31, 2004 to offset future capital gains to the extent provided by regulations. To the extent that this carryover loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DEAN WITTER LIMITED TERM MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                                                FOR THE PERIOD
                                                     FOR THE SIX          FOR THE YEAR       FOR THE YEAR      JULY 12, 1993*
                                                     MONTHS ENDED            ENDED              ENDED             THROUGH
                                                  SEPTEMBER 30, 1996     MARCH 31, 1996     MARCH 31, 1995     MARCH 31, 1994
------------------------------------------------------------------------------------------------------------------------------
                                                     (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period...........          $ 9.95               $ 9.56             $ 9.61             $10.00
                                                     ----------             --------           --------           --------
Net investment income..........................            0.20                 0.41               0.42               0.29
Net realized and unrealized gain (loss)........           (0.02)                0.39              (0.05)             (0.39)
                                                     ----------             --------           --------           --------
Total from investment operations...............            0.18                 0.80               0.37              (0.10)
Less dividends from net investment income......           (0.20)               (0.41)             (0.42)             (0.29)
                                                     ----------             --------           --------           --------
Net asset value, end of period.................          $ 9.93               $ 9.95             $ 9.56             $ 9.61
                                                     ==========             ========           ========           ========
TOTAL INVESTMENT RETURN+.......................            1.84%(1)             8.42%              4.01%             (1.11)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................            0.90%(2)(5)          0.87%(4)           0.76%              0.31%(2)(3)
Net investment income..........................            4.01%(2)             4.09%              4.41%              3.92%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands........         $65,498              $72,766            $85,499           $170,589
Portfolio turnover rate........................              --%(1)               --%                 2%                 6%(1)

---------------------
 *   Commencement of operations.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all of its expenses that were assumed/reimbursed or waived by the Investment Manager, the above annualized expense and net investment income ratios would have been 0.75% and 3.48%, respectively.
(4) The above expense ratio would have been 0.86%, which reflects 0.01% effect for custody cash credits.
(5) The above expense ratio was 0.89% after expense offset, which reflects 0.01% effect for custody cash credits.

                       SEE NOTES TO FINANCIAL STATEMENTS

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

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

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Katherine H. Stomberg
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York  10036

INVESTMENT MANAGER
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York  10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.



DEAN WITTER
LIMITED TERM
MUNICIPAL TRUST
[PHOTO]


SEMIANNUAL REPORT
APRIL 30, 1994